Debt and Interest Expense - Debt Outstanding Table (details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2013 Senior Notes 4 Percent Due 2022 [Member] Western Gas Partners [Member]		Dec. 31, 2012 Senior Notes 4 Percent Due 2022 [Member] Western Gas Partners [Member]		Oct. 31, 2012 Senior Notes 4 Percent Due 2022 [Member] Western Gas Partners [Member]	Jun. 30, 2012 Senior Notes 4 Percent Due 2022 [Member] Western Gas Partners [Member]	Dec. 31, 2013 Senior Notes 5 Point 375 Percent Due 2021 [Member] Western Gas Partners [Member]		Dec. 31, 2012 Senior Notes 5 Point 375 Percent Due 2021 [Member] Western Gas Partners [Member]		May 31, 2011 Senior Notes 5 Point 375 Percent Due 2021 [Member] Western Gas Partners [Member]	Dec. 31, 2013 Senior Notes 2 Point 6 Percent Due 2018 [Member] Western Gas Partners [Member]		Aug. 31, 2013 Senior Notes 2 Point 6 Percent Due 2018 [Member] Western Gas Partners [Member]	Dec. 31, 2012 Senior Notes 2 Point 6 Percent Due 2018 [Member] Western Gas Partners [Member]
Debt Instrument [Line Items]
Principal	$ 1,420,000		$ 1,170,000			$ 670,000		$ 670,000		$ 150,000	$ 520,000	$ 500,000		$ 500,000		$ 500,000	$ 250,000		$ 250,000	$ 0
Carrying value	1,418,169	[1]	1,168,278	[1]	669,178	673,278		673,617				495,173		494,661			249,718			0
Fair value	$ 1,422,840	[2]	$ 1,169,874	[2]		$ 641,237	[2]	$ 669,928	[2]			$ 533,615	[2]	$ 499,946	[2]		$ 247,988	[2]		$ 0	[2]

[1]	Financial information has been recast to include the financial position and results attributable to the TEFR Interests. See Note 1 and Note 2.
[2]	Fair value is measured using Level 2 inputs.